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[AIM LOGO APPEARS HERE]
--Registered Trademark--
P.O. Box 4333
Houston, TX 77210-4333
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173
713-626-1919



   March 2, 2001



   VIA EDGAR

   Securities and Exchange Commission
   Judiciary Plaza
   450 Fifth Street, NW
   Washington, DC 20549

   Re:      AIM Summit Investors Plans I
            CIK No. 0000701747

   Gentlemen:

   Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), the undersigned certifies on behalf of AIM Summit Investors Plans I (the "Plan") that the Prospectus that would have been filed under Rule 497(c) of the 1933 Act does not differ from that contained in Post-Effective Amendment No. 28 to the Plan's Registration Statement on Form S-6. Such Post-Effective Amendment No. 28 is the most recent Amendment to the Plan's Registration Statement, which was filed electronically with the Securities and Exchange Commission on February 21, 2001.

   Very truly yours,

   /s/ JIM COPPEDGE

   Jim Coppedge
   Counsel

A Member of the AMVESCAP Group